Equity instrument income	12 Months Ended
Dec. 31, 2023
Equity Instrument Income
Equity instrument income

33.	Equity instrument income

The "Equity Instrument Income" line item encompasses dividends and payments received as well as the profits generated by invested entities after the acquisition of equity instruments.

The breakdown of the balance for this line item is presented below:

Thousand of reais	2023	2022	2021

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	18,658	33,985	89,563
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,521	4,088	477
Total	22,179	38,073	90,040